Key Risk Theme - Commercial Real Estate	6 Months Ended
Jun. 30, 2024
IFRS 9 Focus Areas Overview of CRE Portfolio [Abstract]
Key Risk Themes - Commercial Real Estate [text block]	Key risk themes The following topic continued to be key to the Group’s risk focus in the current quarter. Commercial Real Estate The pressure on the Commercial Real Estate (CRE) market remains unabated high in the U.S. office sector, although some signs of stabilization in other sub-sectors have been visible year-to-date. CRE markets continue to face headwinds due to the impacts of higher interest rates, reduced market liquidity combined with tightened lending conditions, and structural changes in the office sector. The market stress has been more pronounced in the U.S. where property price indices show a more substantial decline of CRE asset values from recent peaks compared to Europe and APAC. Similarly, within the office segment, the market weakness is most evident in the U.S., reflected in subdued leasing activity and higher vacancy rates compared to Europe. Market data indicated some stabilization year-to-date for the wider sector. For example, a key index curve has flattened over the past six months, indicating property market values in the U.S. have bottomed out. In Europe are also signs of stabilization emerging particularly in property sectors residential, logistics and hospitality. In the current environment, the main risk for the portfolio is related to refinancing and extension of maturing loans. CRE loans often have a significant portion of principal payable at maturity. Under current market conditions, borrowers may have difficulty obtaining a new loan to repay the maturing debt or to meet conditions that allow extension of loans. This risk is further amplified for loans in the office segment due to increased uncertainty about letting prospects for office properties. Deutsche Bank is closely monitoring the CRE portfolio for development of such risks. The Group continues to proactively work with borrowers to address upcoming maturities to establish terms for loan amendments and extensions which in many cases, are classified as forbearance triggering Stage 2 classification under IFRS 9 but are not always deemed modifications under IFRS. However, in certain cases, no agreement can be reached on loan extensions or loan amendments and the borrower’s inability to restructure or refinance leads to a default. This has resulted in higher Stage 3 ECL’s in 2023 compared to 2022, a development which continued into the first half of 2024. Overall, uncertainty remains with respect to future defaults and the timing of a full recovery in the CRE markets. The CRE portfolio consists of lending arrangements originated across various parts of the bank and client segments. The CRE portfolio under the Group’s CRE definition includes exposures reported under the Main Credit Exposure Categories by Industry Sectors for Real Estate Activities NACE and exposures reported under other NACE classifications including Financial and Insurance Activities. Within the CRE portfolio, the Group differentiates between recourse and non-recourse financing. Recourse CRE financings typically have a lower inherent risk profile based on recourse to creditworthy entities or individuals, in addition to mortgage collateral. Recourse CRE exposures range from secured recourse lending for business or commercial properties to property companies, Wealth Management clients, as well as other private and corporate clients. Non-recourse financings rely on sources of repayment that are typically limited to the cash flows generated by the financed property and the ability to refinance such loans may be constrained by the underlying property value and income stream generated by such property at the time of refinancing. The entire CRE loan portfolio is subject to periodic stress testing under Deutsche Bank’s Group Wide Stress Test Framework. In addition, Deutsche Bank uses bespoke portfolio stress testing for certain sub-segments of the CRE loan portfolio to obtain a more comprehensive view of potential downside risks. For the period ending June 30, 2024, the Group updated a bespoke portfolio stress test on a subset of the non-recourse financing portfolio deemed higher risk based on its heightened sensitivity to current CRE market stress factors, including higher interest rates, declining collateral values and elevated refinancing risk due to loan structures with a high proportion of their outstanding principal balance payable at maturity. As of June 30, 2024, the non-recourse portfolio subject to the bespoke portfolio stress testing, also referred to as the higher risk CRE portfolio or the stress-tested CRE portfolio, amounted to € 30.5 billion of the € 37.5 billion non-recourse CRE portfolio, excluding sub-portfolios with less impacted risk drivers such as data centers and municipal social housing, which benefit from strong underlying demand fundamentals. The decrease in the non-recourse CRE portfolio and stress-tested CRE portfolio since December 31, 2023, was € 0.7 billion each, mainly driven by loan repayments partially offset by new loan originations and FX effects. The following table provides an overview of the Group’s Real Estate Activities and other industry sectors (NACE) contributing to Deutsche Bank’s non-recourse and stress-tested CRE portfolio as of June 30, 2024, and December 31, 2023, respectively. CRE portfolio June 30, 2024 Dec 31, 2023 in € m. Gross Carrying Amount¹ Allowance for Credit Losses² Gross Carrying Amount¹ Allowance for Credit Losses² Real Estate Activities³ 49,705 704 49,267 460 thereof: non-recourse 25,078 579 25,073 382 thereof: stress-tested portfolio 21,692 554 21,331 364 Other industry sectors³ non-recourse 12,447 217 13,119 225 thereof: stress-tested portfolio 8,840 104 9,879 114 Total non-recourse CRE portfolio 37,525 796 38,192 606 thereof: stress-tested portfolio 30,532 658 31,210 478 1 Loans at amortized cost 2 Allowance for credit losses do not include allowance for country risk 3 Industry sector by NACE (Nomenclature des Activités Économiques dans la Communauté Européenne) code The following table shows the non-recourse CRE portfolio by IFRS 9 stages as well as provision for credit losses recorded as of June 30, 2024, and December 31, 2023. Non-recourse CRE portfolio June 30, 2024 Dec 31, 2023 in € m. Gross Carrying Amount¹ Gross Carrying Amount¹ Exposure by stages Stage 1 24,872 27,325 Stage 2 9,107 7,661 Stage 3 3,546 3,206 Total 37,525 38,192 Six monthsendedJune 30, 2024 Twelve monthsendedDec 31, 2023 Provision for Credit Losses² 309 445 1 Loans at amortized cost 2 Provision for Credit Losses do not include country risk provisions The increase in Stage 2 and Stage 3 exposures is reflective of the development in CRE markets leading to increased loans added to the watchlist and forbearance measures as well as increasing defaults. The following table shows the stress-tested CRE portfolio by IFRS 9 stages, region, property type and average weighted loan to value (LTV) as well as provision for credit losses recorded as of June 30, 2024, and December 31, 2023, respectively. Stress-tested CRE portfolio June 30, 2024 Dec 31, 2023 in € m. Gross Carrying Amount¹ Gross Carrying Amount¹ Exposure by stages Stage 1 19,535 21,568 Stage 2 7,888 6,889 Stage 3 3,109 2,753 Total 30,532 31,210 thereof: North America 54% 56% Western Europe (including Germany) 39%2 36%2 Asia/Pacific 7% 7% thereof: offices 42% 42% North America 24% 23% Western Europe (including Germany) 16%3 17%3 Asia/Pacific 2% 2% thereof: residential 13% 14% thereof: hospitality 9% 10% thereof: retail 9% 9% Weighted average LTV, in % Investment Bank 66% 66% Corporate Bank 55% 53% Other Business 68% 68% Six monthsendedJune 30, 2024 Twelve monthsendedDec 31, 2023 Provision for Credit Losses4 302 388 thereof: North America 251 298 1 Loans at amortized cost 2 Germany accounts for ca 8% as of June 30, 2024 and ca 7% as of December 31, 2023 of the total stress-tested CRE portfolio 3 Office loans in Germany account for 4% of total office loans in the stress-tested CRE portfolio as of June 30, 2024 and as of December 31, 2023 4 Provision for Credit Losses do not include country risk provisions The average LTV in the U.S. office loan segment remained unchanged at 81 % as of June 30, 2024 versus December 31, 2023. LTV calculations are based on latest externally appraised values which are additionally subject to regular interim internal adjustments. While the Group is updating CRE collateral values where applicable, such values and their underlying assumptions are subject to a higher degree of fluctuation and uncertainty in the current environment of heightened market volatility and reduced market liquidity. A continuation of the current stressed market conditions could have a further adverse impact on commercial real estate property values and LTV ratios. Stage classification and provisioning levels are primarily based on the Group’s assessment of a borrower’s ability to generate recurring cash flows, its ability to obtain refinancing at the loan’s maturity, and an assessment of the financed property’s collateral value. Deutsche Bank actively monitors these factors for potential signs of deterioration to ensure timely adjustment of the borrower’s loan classifications. When a loan is deemed to be impaired, the Group calculates required credit loss provisions using multiple potential scenarios for loan resolution, weighted by their expected probabilities and taking into account information available at that point. Such assessments are inherently subjective with respect to scenario weightings and subject to various assumptions, including future cash flows generated by a property and potential property liquidation proceeds. These assumptions are subject to uncertainties which are exacerbated in the current volatile market environment such that deviating developments to initial assumptions could have a material future impact on calculated provisions. Additional uncertainty exists within the office sector due to the uncertain long-term impact of remote working arrangements on demand for office space. The Group remains highly selective around new business, focusing on more resilient property types such as industrial or logistics Given the current outlook for interest rates, the Group expects CRE market conditions to continue, at least in the near-term which could result in further deterioration of asset quality and higher credit loss provisions, which is reflected in the communicated guidance for credit loss provisions for 2024. Since the onset of the CRE market deterioration, the Group aims to assess the downside risk of additional credit losses in its higher risk non-recourse portfolio through a temporary bespoke stress testing focused on stressing property values as main driver of loss severity. Stressed values are derived by applying an observed peak-to-trough market index decline (a commercial property value market index to the appraised values) plus an additional haircut, differentiated by property type and region. Implying a liquidation scenario, the stress analysis assumes a loss to occur on a loan when the stressed property value is less than the outstanding loan balance, i.e., the stress LTV beyond 100%. Based on the stress test assumptions and utilizing the stress-tested CRE portfolio of € 30.5 billion as of June 30, 2024, as a starting point, the stress scenario could result in approximately € 1.2 billion of credit losses over multiple years based on the respective maturity profile. As the CRE market showed some signs of stabilization in the first half of 2024, the stress loss did not change materially compared to December 31, 2023. The € 0.1 billion increase stems from a few loans in particularly weak submarkets which are underperforming relative to the broader index’ peak-to-trough decline. The stress loss is reported gross of allowance. Considering allowance for credit losses of € 0.7 billion already in place as of June 30, 2024, potential incremental net provisions could result in € 0.5 billion over multiple years. The bespoke stress test has numerous limitations, including but not restricted to lack of differentiation based on individual asset performance, specific location or asset desirability, all of which could have a material impact on potential stress losses. Furthermore, calculated stress losses are sensitive to potential further deterioration of peak-to-trough index values and assumptions about incremental haircuts and incremental stress loss can therefore change in future. Changes in underlying assumptions could lead to a wider range of stress results and hence the Group's bespoke stress approach should be viewed as one of multiple possible scenarios. As such, the stress loss could exceed the current ECL estimate but based on currently available information, Deutsche Bank believes that the ECL estimate related to the Group’s CRE portfolio is within a reasonable range and thus represents the bank’s best estimate.